RESTRUCTURING AND RELATED ACTIVITIES - Schedule of Restructuring Reserve by Type of Cost (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restructuring Cost and Reserve
Restructuring charge	$ 10,947	$ 5,522	$ 10,947	$ 5,522	$ 5,528	$ 0	$ 0
Cash payments			(4,582)		(4,031)
Restructuring Reserve	$ 6,365		6,365		1,497
Severance and benefits costs
Restructuring Cost and Reserve
Restructuring charge			6,944		2,792
Contract termination and other associated costs
Restructuring Cost and Reserve
Restructuring charge			$ 4,003		$ 2,736